Financial instruments - Financial liabilities at fair value through profit or loss (Details) - GBP (£) £ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	£ 93,444	£ 188,813
Fair Value	93,444	188,813
Convertible Senior Secured Notes | Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	91,271	188,526
Fair Value	91,271	188,526
Convertible Preferred Shares
Financial instruments
Fair Value	1,799
Convertible Preferred Shares | Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	1,799
Fair Value	1,799
Warrant liabilities | Financial liabilities at fair value through profit and loss category
Financial instruments
Carrying Value	374	287
Fair Value	£ 374	£ 287